Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.9%
2,504	iShares Russell 2000 ETF	$513,996	2.0
5,025	Vanguard FTSE Developed Markets ETF	241,351	0.9
7,080	Vanguard Russell 1000 Growth ETF	505,229	2.0
5,766	Vanguard S&P 500 ETF	2,393,870	9.4
7,962	Vanguard Short-Term Treasury ETF	471,828	1.9
4,671	Vanguard Value ETF	690,280	2.7

	Total Exchange-Traded Funds
	(Cost $4,424,057)	4,816,554	18.9

MUTUAL FUNDS: 81.1%
	Affiliated Investment Companies: 81.1%
135,227	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,383,377	5.5
430,204	Voya Multi-Manager International Equity Fund - Class I	4,370,877	17.2
162,651	Voya Multi-Manager International Factors Fund - Class I	1,514,278	6.0
63,216	Voya Multi-Manager Mid Cap Value Fund - Class I	643,542	2.5
217,427	Voya U.S. Stock Index Portfolio - Class I	4,533,359	17.8
86,700	VY® Columbia Contrarian Core Portfolio - Class I	1,951,628	7.7
65,749	VY® Invesco Comstock Portfolio - Class I	1,451,740	5.7
27,528	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	543,407	2.1
61,053	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,953,712	7.7
50,068	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	649,384	2.6
15,925	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,605,587	6.3

	Total Mutual Funds
	(Cost $21,327,236)	20,600,891	81.1

	Total Investments in Securities (Cost $25,751,293)	$25,417,445	100.0
	Liabilities in Excess of Other Assets	(6,037)	–
	Net Assets	$25,411,408	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,816,554	$–	$–	$4,816,554
Mutual Funds	20,600,891	–	–	20,600,891
Total Investments, at fair value	$25,417,445	$–	$–	$25,417,445

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	$1,518,650	$379,644	$(371,293)	$(143,624)	$1,383,377	$-	$(87,665)	$-
Voya Multi-Manager International Equity Fund - Class I	4,925,684	391,459	(439,724)	(506,542)	4,370,877	-	(58,769)	-
Voya Multi-Manager International Factors Fund - Class I	1,581,241	83,786	(56,433)	(94,316)	1,514,278	-	13,279	-
Voya Multi-Manager Mid Cap Value Fund - Class I	684,001	34,090	(30,138)	(44,411)	643,542	-	9,661	-
Voya U.S. Stock Index Portfolio - Class I	4,641,536	361,352	(206,483)	(263,046)	4,533,359	-	57,166	-
VY® Columbia Contrarian Core Portfolio - Class I	2,033,082	102,269	(90,907)	(92,816)	1,951,628	-	36,096	-
VY® Invesco Comstock Portfolio - Class I	1,477,270	118,250	(127,746)	(16,034)	1,451,740	-	75,724	-
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	525,150	84,494	(22,695)	(43,542)	543,407	-	7,301	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,004,945	112,151	(96,038)	(67,346)	1,953,712	-	9,903	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	645,818	102,786	(18,095)	(81,125)	649,384	-	652	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,897,978	321,203	(255,809)	(357,785)	1,605,587	-	58,441	-
	$21,935,355	$2,091,484	$(1,715,361)	$(1,710,587)	$20,600,891	$-	$121,789	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $26,103,605.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,405,393
Gross Unrealized Depreciation	(2,091,553)
Net Unrealized Depreciation	$(686,160)